Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com



June 27, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statement of Additional Information dated June 24, 2014 for the Trust's LSV U.S. Managed Volatility Fund, LSV Global Managed Volatility Fund, and LSV Global Value Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 236, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-14-000442) on June 24, 2014.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very  truly  yours,


/s/ Christine Nassauer
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Christine Nassauer